Other Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2024
Other Receivables, Net [Abstract]
Schedule of Other Receivables

Other receivables consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Others	$-	$332
Receivables from vendors upon cancellation of concerts	23,286,550	23,286,550
Receivables from sale of concert rights	1,500,000	1,500,000
Other receivables	24,786,550	24,786,882
Less: Allowance for credit losses	(24,786,550)	(24,411,882)
Other receivables, net	$-	$375,000

Schedule of Movements of Allowance for Credit Losses

Movements of allowance for credit losses consisted of the following as of the date indicated:

	December 31, 2024	June 30, 2024
	(Unaudited)
Beginning balance	$24,411,882	$7,500,000
Addition	375,000	16,911,882
Write off	(332)	-
Ending balance	$24,786,550	$24,411,882